Non-Financial Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Advance payments	€ 12,370	€ 4,069
Prepaid expenses	4,818	9,418
Total non-current non-financial assets	17,188	13,487
Value added tax claims	2,254	1,696
Current prepaid expenses	7,161	16,241
Miscellaneous other current non-financial assets	468	711
Total current non-financial assets	9,883	18,648
Total non-financial assets	€ 27,071	€ 32,135